CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) shares in Thousands, $ in Thousands		Ordinary Shares SINA	Ordinary Shares Alibaba	Ordinary Shares IPO	Ordinary Shares		Additional Paid-In Capital SINA	Additional Paid-In Capital Alibaba	Additional Paid-In Capital IPO	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Non-controlling Interests	SINA		Alibaba		IPO	Total
Balance at Dec. 31, 2012	[1]				$ 36					$ 21,781	$ 1,007	$ (237,298)	$ 6,696						$ (207,778)
Balance (in shares) at Dec. 31, 2012	[1]				143,445
Increase (Decrease) in Shareholders' Equity (Deficit)
Issuance of ordinary shares pursuant to stock plan										1,258									1,258
Issuance of ordinary shares pursuant to stock plan (in shares)					3,449
Issuance of ordinary shares (either in IPO or to related party)			$ 1					$ 39,037								$ 39,038
Issuance of ordinary shares (either in IPO or to related party) (in shares)			3,498
Repurchase of vested options										(37,959)									(37,959)
Non-cash stock-based compensation										4,105									4,105
Deemed contribution from SINA							$ 13,092							$ 13,092	[2]
Legal transfer of Weibo Interactive and recognition of amount due to SINA										(10,080)									(10,080)	[2]
Sale of subsidiaries' shares to non-controlling interests													1,461						1,461
Net income (loss)												(39,790)	(1,145)						(40,935)	[2],[3]
Currency translation adjustments										118	(549)		257						(174)	[3]
Balance at Dec. 31, 2013	[1]				$ 37					31,352	458	(277,088)	7,269						(237,972)
Balance (in shares) at Dec. 31, 2013	[1]				150,392
Increase (Decrease) in Shareholders' Equity (Deficit)
Issuance of ordinary shares pursuant to stock plan					$ 1					1,918									1,919
Issuance of ordinary shares pursuant to stock plan (in shares)					3,900
Issuance of ordinary shares (either in IPO or to related party)				$ 5				42,224	$ 301,273							42,224		$ 301,278
Issuance of ordinary shares (either in IPO or to related party) (in shares)			2,923	19,320
Deemed contribution from Alibaba due to exercise of call option by Alibaba								$ 15,300								$ 15,300	[2]
Repurchase of ordinary shares from SINA							(42,224)							(42,224)
Repurchase of ordinary shares from SINA (in shares)		(2,923)
Conversion of preferred shares into ordinary shares					$ 8					479,604									479,612
Conversion of preferred shares into ordinary shares (in shares)					30,046
Non-cash stock-based compensation										13,779									13,779
Deemed contribution from SINA							$ 61,176							$ 61,176	[2]
Sale of subsidiaries' shares to non-controlling interests													1,283						1,283
Net income (loss)												(65,325)	(143)						(65,468)	[2],[3]
Currency translation adjustments											(1,227)		(223)						(1,450)	[3]
Unrealized loss on available-for-sale securities											(2,067)								(2,067)	[3]
Balance at Dec. 31, 2014	[1]				$ 51					904,402	(2,836)	(342,413)	8,186						$ 567,390	[4]
Balance (in shares) at Dec. 31, 2014					203,658	[1]													203,658
Increase (Decrease) in Shareholders' Equity (Deficit)
Issuance of ordinary shares pursuant to stock plan					$ 2					8,121									$ 8,123
Issuance of ordinary shares pursuant to stock plan (in shares)					8,519
Non-cash stock-based compensation										26,399									26,399
Net income (loss)												34,745	(556)						34,189
Currency translation adjustments											(7,601)		(273)						(7,874)
Unrealized loss on available-for-sale securities											(198)								(198)
Balance at Dec. 31, 2015					$ 53					$ 938,922	$ (10,635)	$ (307,668)	$ 7,357						$ 628,029
Balance (in shares) at Dec. 31, 2015					212,177														212,177

[1]	The above consolidated statements of shareholders’ equity (deficit) present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[2]	The above consolidated statements of cash flows present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[3]	The above consolidated statements of income (loss) and comprehensive income (loss) present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[4]	The above consolidated balance sheets present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).